Exhibit 99.1
CFG Investments 2017‑1 Limited
Asset-Backed Notes
Sample Receivable Agreed‑Upon Procedures

Report To:
Caribbean Financial Group Holdings, L.P.
CFG Investments 2017‑1 Limited

1 September 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com
Report of Independent Accountants on Applying Agreed‑Upon Procedures

Caribbean Financial Group Holdings, L.P.
CFG Investments 2017‑1 Limited
20807 Biscayne Boulevard
Aventura, Florida 33180

Re:	CFG Investments 2017‑1 Limited (the “Issuer”)
Asset-Backed Notes (the “Notes”)
Sample Receivable Agreed‑Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Caribbean Financial Group Holdings, L.P. (“CFG”), the Issuer and Guggenheim Securities, LLC (the “Initial Purchaser,” together with CFG and the Issuer, the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a revolving pool of unsecured personal loan receivables (the “Receivables”) relating to the Issuer’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CFG, on behalf of the Issuer, provided us with:
a.	Electronic data files:
i.
Labeled “CFG Loan Tape 093016 v3.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that CFG, on behalf of the Issuer, indicated contains information relating to certain unsecured personal loan receivables (the “Preliminary Receivables”) that are expected to be representative of the Receivables as of 30 September 2016 (the “Preliminary Cut‑Off Date”),

ii.
Labeled “2.0-17 securitization_loan_tape_31may2017vSECv2_rt.xlsb” and the corresponding record layout and decode information (the “Interim Data File”) that CFG, on behalf of the Issuer, indicated contains information relating to certain unsecured personal loan receivables (the “Interim Receivables”) that are expected to be representative of the Receivables as of 31 May 2017 (the “Interim Cut‑Off Date”) and

a.  (continued)
iii.
Labeled “2.0-24 Statistical Pool Securitization Loan Tape June 2017 vF – PPM (2).xlsb” and the corresponding record layout and decode information (the “Data File,” together with the Preliminary Data File and Interim Data File, the “Provided Data Files”) that CFG, on behalf of the Issuer, indicated contains information relating to certain unsecured personal loan receivables (the “Statistical Receivables”) that are expected to be representative of the Receivables as of 30 June 2017 (the “Statistical Cut-Off Date”),

b.	Imaged copies of:
i.	The loan agreement, loan voucher, or credit disclosure statement (collectively, and as applicable, the “Loan Document”),
ii.	Certain printed screen shots from CFG’s servicing system (the “System Screen Shots”),
iii.	The customer’s state-issued driver’s license, passport, or birth certificate (collectively, and as applicable, the “Customer Identification”) and
iv.
The letter from employer, pay statements, employment verification form, or consumer small loan qualification sheet (collectively, and as applicable, the “Employment Verification Document,” together with the Loan Document, System Screen Shots and Customer Identification, the “Source Documents”),

relating to the Sample Receivables (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, as applicable, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by CFG, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables, Interim Receivables, Statistical Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Issuer that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 September 2017

Attachment A Page 1 of 3
Procedures performed and our associated findings

1.
As instructed by CFG, on behalf of the Issuer, we randomly selected a sample of 250 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”).  For the purpose of this procedure, CFG, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Preliminary Sample Receivables they instructed us to randomly select from the Preliminary Data File.

For the purpose of these procedures described in this report, the 250 Sample Receivables are referred to as Sample Receivable Numbers 1 through 250.

2.
For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by CFG, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by CFG, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

3.
For each receivable on the Preliminary Data File and Interim Data File, we compared the information identifying each receivable (the “Account Number”), as shown on Preliminary Data File, to the corresponding Account Number, as shown on the Interim Data File, and noted that:

a.	32,492 of the Interim Receivables included on the Interim Data File were not included on the Preliminary Data File,
b.	89,594 of the Preliminary Receivables included on the Preliminary Data File were not included on the Interim Data File (the “Removed Preliminary Receivables”) and
c.	176 of the Removed Preliminary Receivables were Sample Receivables (the “Removed Sample Receivables”).

The Removed Sample Receivables are listed on Exhibit 4 to Attachment A.

Attachment A Page 2 of 3
4.
For the 74 Sample Receivables included on the Interim Data File, we compared the Sample Characteristics, all as shown on the Preliminary Data File, to the corresponding information on the Interim Data File (subject to the instructions, assumptions and methodologies provided by CFG, on behalf of the Issuer, that are stated in the succeeding paragraph of this Item 4.).  All such compared information was in agreement.

For the purpose of the procedures described in this Item 4., CFG, on behalf of the Issuer, instructed us:
a.	Not to compare the loan number Sample Characteristic, which CFG, on behalf of the Issuer, indicated was not included on the Interim Data File,
b.
Not to compare the current contract amount, remaining contract term and payments past due Sample Characteristics due to the passage of time between the Preliminary Cut‑Off Date and Interim Cut‑Off Date and

c.	To use the field on the Interim Data File corresponding to the Sample Characteristic as shown in the following table for the original contract amount and monthly payment amount Sample Characteristics:

Sample Characteristic	Interim Data File Field Name

Original contract amount	financed_amt
Monthly payment amount	pmt_amt

5.
For each receivable on the Interim Data File and Data File, we compared the Account Number, as shown on Interim Data File, to the corresponding Account Number, as shown on the Data File, and noted that:

a.	11,764 of the Statistical Receivables included on the Data File were not included on the Interim Data File (the “Added Statistical Receivables”),
b.	Three of the Added Statistical Receivables included on the Statistical Data File were Removed Sample Receivables (the “Added Sample Receivables”),
c.	11,954 of the Interim Receivables included on the Interim Data File were not included on the Data File (the “Removed Interim Receivables”) and
d.	Twelve of the Removed Interim Receivables were Sample Receivables (the “Additional Removed Sample Receivables”).

The Added Sample Receivables are Sample Receivable Numbers 22, 52 and 199.

The Additional Removed Sample Receivables are Sample Receivable Numbers 7, 19, 83, 89, 99, 154, 161, 188, 191, 197, 215 and 229.

Attachment A Page 3 of 3
6.
For the 62 Sample Receivables included on both the Interim Data File and Data File, we compared the Sample Characteristics, all as shown on the Interim Data File, to the corresponding information on the Data File (subject to the instructions, assumptions and methodologies provided by CFG, on behalf of the Issuer, that are stated in the succeeding paragraph of this Item 6.).  All such compared information was in agreement.

For the purpose of the procedures described in this Item 6., CFG, on behalf of the Issuer, instructed us:
a.	Not to compare the loan number and homeownership flag Sample Characteristics, which CFG, on behalf of the Issuer, indicated were not included on the Data File,
b.
Not to compare the current contract amount, remaining contract term and payments past due Sample Characteristics due to the passage of time between the Interim Cut‑Off Date and Statistical Cut‑Off Date and

c.
To use the field on the Interim Data File and Data File corresponding to the Sample Characteristic as shown in the following table for the original contract amount and monthly payment amount Sample Characteristics:

Sample Characteristic	Interim Data File and Data File Field Name

Original contract amount	financed_amt
Monthly payment amount	pmt_amt

7.
For the 3 Added Sample Receivables included on both the Preliminary Data File and Data File, we compared the Sample Characteristics, all as shown on the Preliminary Data File, to the corresponding information on the Data File (subject to the instructions, assumptions and methodologies provided by CFG, on behalf of the Issuer, that are stated in the succeeding paragraph of this Item 7.).  All such compared information was in agreement.

For the purpose of the procedures described in this Item 7., CFG, on behalf of the Issuer, instructed us:
a.	Not to compare the loan number and homeownership flag Sample Characteristics, which CFG, on behalf of the Issuer, indicated were not included on the Data File,
b.
Not to compare the current contract amount, remaining contract term and payments past due Sample Characteristics due to the passage of time between the Preliminary Cut‑Off Date and Statistical Cut‑Off Date and

c.	To use the field on the Data File corresponding to the Sample Characteristic as shown in the following table for the original contract amount and monthly payment amount Sample Characteristics:

Sample Characteristic	Data File Field Name

Original contract amount	financed_amt
Monthly payment amount	pmt_amt

Exhibit 1 to Attachment A Page 1 of 4
Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan number	aac_aad_id	Loan Document or System Screen Shots	i., ii.
Date of contract	aac_contract_dt	Loan Document or System Screen Shots	ii.
Original contract amount	financed_amt LC	Loan Document or System Screen Shots	ii.
Original contract term	TERM	Loan Document or System Screen Shots	ii.
APR	acc_apr	Loan Document or System Screen Shots	ii.
Monthly payment amount	pmt_amt LC	Loan Document or System Screen Shots	ii.
State of origination	acc_ptc_company	Loan Document or System Screen Shots	ii.
Current contract amount	principal LC	System Screen Shots
Payments past due	pmts_past_due	System Screen Shots
Remaining contract term	remaining_term	(a) Loan Document, System Screen Shots and recalculation or (b) System Screen Shots and recalculation	iii.
Customer age	Age	(a) Loan Document, Customer Identification and recalculation or (b) System Screen Shots, Customer Identification and recalculation	iv.
Promotional program	PREAPP_PROMO_FLAG	System Screen Shots	v.
Income	MONTHLY INCOME	(a) System Screen Shots or (b) Employment Verification Document and recalculation	vi.
Number of years with employer at time of application	time_on_job	(a) System Screen Shots or (b) Loan Document, Employment Verification Document and recalculation	vii.
Homeownership flag	OWNERSHIP	System Screen Shots
Disposable income	DISPOSABLE_INCOME	System Screen Shots
Debt-to-income ratio	debt_ratio	System Screen Shots

Exhibit 1 to Attachment A Page 2 of 4
Notes:

i.	For identification purposes only.

ii.
CFG, on behalf of the Issuer, indicated that the Loan Document for each Sample Receivable was written in the language of the corresponding customer.  For the purpose of comparing the loan number, date of contract, original contract amount, original contract term, APR, monthly payment amount and state of origination Sample Characteristics (collectively, the “Loan Document Sample Characteristics”), for each Sample Receivable with the corresponding Loan Document written in English, CFG, on behalf of the Issuer, instructed us to use the Loan Document as the Source Document (and in accordance with the additional instruction provided by CFG, on behalf of the Issuer, in the final paragraph of this note ii., as applicable).

For the purpose of comparing the Loan Document Sample Characteristics for each Sample Receivable with the corresponding Loan Document written in a language other than English (the “Non‑English Sample Receivables”), CFG, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.  The 115 Non‑English Sample Receivables are listed on Exhibit 2 to Attachment A.

For the purpose of comparing the APR Sample Characteristic to the corresponding Loan Document for each Sample Receivable (as applicable), CFG, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.05% or less.

iii.
For the purpose of comparing the remaining contract term Sample Characteristic for each Sample Receivable, CFG, on behalf of the Issuer, instructed us to recalculate the remaining contract term by adding:

a.	The difference in months between the:
1.
Maturity date, as shown on the Loan Document or System Screen Shots (and in accordance with the additional instruction provided by CFG, on behalf of the Issuer, in the succeeding paragraph of this note iii.) and

2.	Preliminary Cut-Off Date
and
b.	Payments past due, as shown on the System Screen Shots.

CFG, on behalf of the Issuer, indicated that the Loan Document for each Sample Receivable was written in the language of the corresponding customer.  For the purpose of using the maturity date to recalculate the remaining contract term in the preceding paragraph of this note iii., CFG, on behalf of the Issuer, instructed us to:
a.	Use the maturity date, as shown on the Loan Document, for each Sample Receivable with the corresponding Loan Document written in English and
b.	Use the maturity date, as shown on the System Screen Shots, for each Sample Receivable with the corresponding Loan Document note written in a language other than English.

Exhibit 1 to Attachment A Page 3 of 4
Notes:  (continued)

iv.
For the purpose of comparing the customer age Sample Characteristic for each Sample Receivable, CFG, on behalf of the Issuer, instructed us to recalculate the customer age as the difference in years between the:

a.
Date of contract, as shown on the Loan Document or System Screen Shots (and in accordance with the additional instruction provided by CFG, on behalf of the Issuer, in the succeeding paragraph of this note iv.), and

b.	Date of birth, as shown on the Customer Identification.

CFG, on behalf of the Issuer, indicated that the Loan Document for each Sample Receivable was written in the language of the corresponding customer.  For the purpose of using the date of contract to recalculate the customer age in the preceding paragraph of this note iv., CFG, on behalf of the Issuer, instructed us to:
a.	Use the date of contract, as shown on the Loan Document, for each Sample Receivable with the corresponding Loan Document written in English and
b.	Use the date of contract, as shown on the System Screen Shots, for each Sample Receivable with the corresponding Loan Document note written in a language other than English.

v.
For the purpose of comparing the promotional program Sample Characteristic for each Sample Receivable, CFG, on behalf of the Issuer, instructed us to use “1” if the product type, as shown in the System Screen Shots, contains “Pre-Approval.”

For the purpose of comparing the promotional program Sample Characteristic for each Sample Receivable, CFG, on behalf of the Issuer, instructed us to use “0” if the product type, as shown in the System Screen Shots, did not contain “Pre-Approval.”

vi.
CFG, on behalf of the Issuer, indicated that the Employment Verification Document for each Sample Receivable was written in the language of the corresponding customer.  For the purpose of comparing the income Sample Characteristic for each Sample Receivable with the corresponding Employment Verification Document written in a language other than English, CFG, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the income Sample Characteristic for each Sample Receivable with the corresponding Employment Verification Document written in English, CFG, on behalf of the Issuer, instructed us to recalculate the income by multiplying:
a.	The daily wage of the customer, as shown in the Employment Verification Document, and
b.	21.7.

For the purpose of this procedure, CFG, on behalf of the Issuer, instructed us to ignore differences of +/- 2.00% or less (expressed as a percentage of the income, as shown on the Preliminary Data File).

Exhibit 1 to Attachment A Page 4 of 4
Notes:  (continued)

vii.
For the purpose of comparing the number of years with employer at time of application Sample Characteristic for each Sample Receivable with the corresponding Loan Document and Employment Verification Document written in a language other than English, CFG, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the number of years with employer at time of application Sample Characteristic for each Sample Receivable with the corresponding Loan Document and Employment Verification Document written in English, CFG, on behalf of the Issuer, instructed us to recalculate the number of years with employer at time of application as the difference in years between the:
a.	Date of contract, as shown on the Loan Document, and
b.	Customer’s hire date at current employer, as shown on the Employment Verification Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and/or instructions provided by CFG, on behalf of the Issuer, that are described above.

Exhibit 2 to Attachment A
Non-English Sample Receivables

Sample Receivable Number	Sample Receivable Number	Sample Receivable Number

1	130	197
25	131	198
32	134	199
39	135	200
56	143	201
60	144	202
61	145	210
62	147	211
63	148	212
64	149	215
65	150	217
67	151	218
68	155	219
71	156	220
72	158	221
74	159	222
77	160	223
79	161	224
80	162	225
81	165	226
82	166	227
84	172	228
89	173	229
90	174	230
94	175	231
95	176	232
97	177	233
99	178	234
100	179	246
109	180	247
111	181	248
112	182
113	183
114	184
115	185
116	186
117	187
118	188
119	189
125	191
126	192
129	196

Exhibit 3 to Attachment A Page 1 of 2
Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

4	Homeownership flag	UNKOWN	FAMILY

10	Number of years with employer at time of application	11	10

27	Number of years with employer at time of application	13	7

29	Number of years with employer at time of application	14	13

46	Customer age	46	47

70	Number of years with employer at time of application	4	3

76	Number of years with employer at time of application	4	5

88	Number of years with employer at time of application	13	12

93	Number of years with employer at time of application	9	7

105	Customer age	39	40

121	Number of years with employer at time of application	17	18

146	Income	$7,608.00	$11,040.96

152	Income	$2,530.00	$4,700.22

Exhibit 3 to Attachment A Page 2 of 2
Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

155	Number of years with employer at time of application	5	1

166	Number of years with employer at time of application	11	1

208	Customer age	35	36

231	Current contract amount	$897.88	$914.60

244	Income	$6,800.00	$6,000.00

249	Customer age	33	34

Exhibit 4 to Attachment A Page 1 of 2
Removed Sample Receivables

Sample Receivable Number	Sample Receivable Number	Sample Receivable Number

1	59	126
2	65	127
3	66	128
4	67	129
8	68	132
12	69	133
14	70	134
16	71	135
17	75	136
18	76	137
20	79	138
21	80	139
22	82	140
23	84	141
25	85	142
26	86	143
28	87	144
29	91	145
30	92	146
32	93	148
34	94	149
35	96	151
36	100	152
38	102	153
39	104	155
40	105	156
41	106	157
42	107	162
43	108	163
44	110	164
45	112	165
46	113	166
47	114	167
48	116	168
49	117	169
50	118	170
51	119	171
52	120	172
53	121	173
56	122	174
57	123	175
58	124	176

Exhibit 4 to Attachment A Page 2 of 2
Sample Receivable Number	Sample Receivable Number	Sample Receivable Number

178	203	227
179	204	232
180	205	234
182	206	235
183	207	236
184	208	237
185	209	238
186	211	239
190	212	240
192	213	241
193	214	242
194	216	243
195	217	244
198	218	245
199	222	249
201	223	250
202	225